Medicare Part D Medicare Part D (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 11,888	$ 9,687
Centers for Medicare and Medicaid Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 1,600	$ 1,800